Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 76,729	$ 43,942
Short-term investments		1,986
Accounts receivable, net	60,881	71,917
Equipment Installment Plan ("EIP") receivables, net	31,750	22,165
Inventory	19,477	45,957
Prepaid expenses and other current assets	25,569	12,609
Total current assets	214,406	198,576
Property and equipment, net	378,861	394,841
License costs and other intangible assets, net	95,792	80,987
Goodwill	9,046	9,014
Long-term EIP receivables	35,760	21,216
Deferred income taxes	73,216	10,746
Other assets	31,546	23,648
Total assets	838,627	739,028
Current liabilities:
Accounts payable	28,500	36,717
Construction accounts payable	28,753	26,834
Current portion of debt	32,428	8,293
Customer deposits and unearned revenue	20,237	16,995
Other current liabilities and accrued expenses	123,612	143,435
Total current liabilities	233,530	232,274
Long-term debt	528,738	498,532
Deferred gain	49,114
Deferred income taxes	9,737	11,439
Other non-current liabilities	25,300	30,399
Total liabilities	846,419	772,644
Commitments and contingencies
Shareholders' deficit:
Common shares and additional paid-in capital; no par value, unlimited authorized, 58,451,931 and 57,713,836 shares issued and outstanding	3,439	286
Accumulated deficit	(71,134)	(75,309)
Accumulated other comprehensive income	4,415	3,428
Total Trilogy International Partners Inc. shareholders' deficit	(63,280)	(71,595)
Noncontrolling interests	55,488	37,979
Total shareholders' deficit	(7,792)	(33,616)
Total liabilities and shareholders' deficit	$ 838,627	$ 739,028